WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants
WARRANTS

14. WARRANTS

The following table summarizes the warrants outstanding for the three months ended March 31, 2025:

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

BALANCE, DECEMBER 31, 2024	227,547	$10.08	$4.76	0.97	$598,993

Granted	7,692	11.00	8.55	3.95	15,384
Exercised	(62,500)	9.52	3.84	-	-

BALANCE, MARCH 31, 2025	172,739	$10.32	$5.26	1.15	$462,866

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $13.00 for the Company’s common shares on March 31, 2025 and the closing stock price of $12.71 for the Company’s common shares on December 31, 2024.

13. WARRANTS

Warrants are issued in connection with the issuance of common stock and included in the statement of changes in stockholders’ equity as a component of additional paid-in capital, net of offering costs. During the year ended December 31, 2024, the Company issued warrants with a fair value of $405,580 in combination with common stock as described in Note 11. The warrants will become exercisable on the fourth anniversary of the date of the individual agreement. The fair market value, on the date of grant, for each of the warrants issued below, was determined based on the methodologies described in Notes 2 and 4. The warrants (on a post-reverse split basis) convert on a 4 to 1 per share basis.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

13.	WARRANTS (Continued)

	Number of Warrants Outstanding	Weighted Average Exercise Price	Number of Warrants Exercisable

BALANCE, JANUARY 1, 2023	652,857	$2.38	652,857
Issued	-	-	-

BALANCE, DECEMBER 31, 2023	652,857	$2.38	652,857

BALANCE, JANUARY 1, 2024	652,857	$2.38	652,857
Issued	257,332	$2.87	257,332

BALANCE, DECEMBER 31, 2024	910,189	$2.52	910,189

The following table reflects the warrants outstanding as at December 31, 2024:

Expiration Date	Type	Exercise Price	Weighted Average Life Remaining	Warrants Outstanding	Black-Scholes Value

March 11, 2025	Warrant	$2.38	0.19 years	250,000	$240,250
May 11, 2025	Warrant	2.38	0.36 years	260,000	253,240
June 8, 2026	Warrant	2.38	1.44 years	142,857	184,857
April 29, 2028	Warrant	2.81	1.33 years	175,095	251,962
September 9, 2028	Warrant	3.02	3.69 years	82,237	153,619

		$2.52	0.97 years	910,189	$1,083,928

The following table reflects the warrants outstanding at December 31, 2023:

Expiration Date	Type	Exercise Price	Weighted Average Life Remaining	Warrants Outstanding	Black-Scholes Value

March 11, 2025	Warrant	$2.38	1.19 years	250,000	$240,250
May 11, 2025	Warrant	2.38	1.36 years	260,000	253,240
June 8, 2026	Warrant	2.38	2.44 years	142,857	184,857

		$2.38	4.99 years	652,857	$678,347

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

13.	WARRANTS (Continued)

The following table sets forth the assumptions used to estimate the fair values of the warrants for the year ended December 31:

	2024	2023
Expected term	1.5 – 3.7 years	1.2 – 2.4 years
Expected volatility	95%	150%
Risk-free interest rate	3.6% – 4.5%	4.2% – 4.4%
Expected dividend yield	0.0%	0.0%
Fair value on the date of grant	$1.44 – $1.87	$0.96 – $1.29